Net loss per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-vested ordinary shares, RSUs, and Options
Anti-dilutive securities
Anti-dilutive securities	81,737,438	63,453,677	33,084,709